Taxes (Details 2) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Allowance for doubtful accounts	$ 400,704	$ 444,857
Net operating loss carryforwards	334,805	321,754
Valuation allowance	(482,627)	(462,144)
Deferred tax assets, net	$ 252,882	$ 304,467